Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 150,136	₩ 163,652	₩ 194,469
Net Interest cost	(5,895)	(2,983)	534
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit obligations at January 1	1,397,542	1,481,339
Current service cost	150,136	163,652
Net Interest cost	35,902	35,614
Remeasurements (before tax)	205,318	(155,700)
Benefit payments	(101,973)	(124,701)
Net transfers from (to) related parties	(2,798)	(2,645)
Others	(31)	(17)
Defined benefit obligations at December 31	₩ 1,684,096	₩ 1,397,542	₩ 1,481,339